INCOME TAXES (Tables) - Iris	12 Months Ended
Dec. 31, 2024
Schedule of The Company's net deferred tax assets (liabilities)

	December 31,	December 31,
	2024	2023
Deferred tax asset:
Startup expenses	$1,480,938	$1,041,535
Accrued Interest	29,490	7,307
Total deferred tax asset	1,510,428	1,048,842
Valuation allowance	(1,510,428)	(1,048,842)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income tax provision

	December 31,	December 31,
	2024	2023
Federal
Current	$18,841	$33,987
Deferred	(461,586)	(411,035)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	461,586	411,035
Income tax provision	$18,841	$33,987

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,	December 31,
	2024	2023
Provision/(Benefit) at Statutory Rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	—%	—%
Permanent differences:
Change in fair value of Warrant Liability	0.15%	9.98%
Prior year adjustments	—%	20.83%
Other permanent items	(0.23)%	(0.62)%
Acquisition Facilitative Expenses	(5.55)%	(19.54)%
Change in valuation allowance	(16.02)%	(34.50)%
Income Tax Provision/(Benefit)	(0.65)%	(2.85)%